BNY Mellon Small Cap Value Fund
STATEMENT OF INVESTMENTS
June 30, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 99.4%
Automobiles & Components — .7%
Visteon Corp. (a)	4,632	432,166
Banks — 15.8%
Banc of California, Inc.	42,035	590,592
BankUnited, Inc.	20,305	722,655
Columbia Banking System, Inc.	39,971	934,522
First Busey Corp.	25,985	594,667
First Horizon Corp.	67,997	1,441,536
First Merchants Corp.	17,183	658,109
Metropolitan Bank Holding Corp. (a)	4,503	315,210
Origin Bancorp, Inc.	11,124	397,572
Seacoast Banking Corp. of Florida	37,610	1,038,788
SouthState Corp.	8,231	757,499
Texas Capital Bancshares, Inc. (a)	11,494	912,624
UMB Financial Corp.	5,432	571,229
United Community Banks, Inc.	19,123	569,674
		9,504,677
Capital Goods — 11.3%
BWX Technologies, Inc.	6,773	975,718
Enpro, Inc.	2,779	532,317
Flowserve Corp.	9,677	506,591
Fluor Corp. (a)	13,004	666,715
Gates Industrial Corp. PLC (a)	36,749	846,330
Janus International Group, Inc. (a)	54,532	443,891
Kratos Defense & Security Solutions, Inc. (a)	16,896	784,819
Matrix Service Co. (a)	28,673	387,372
MSC Industrial Direct Co., Inc., Cl. A	2,555	217,226
MYR Group, Inc. (a)	3,762	682,615
The Middleby Corp. (a)	3,158	454,752
Valmont Industries, Inc.	998	325,917
		6,824,263
Commercial & Professional Services — 4.2%
ACV Auctions, Inc., Cl. A (a)	27,266	442,254
CSG Systems International, Inc.	12,100	790,251
KBR, Inc.	14,170	679,310
Korn Ferry	8,449	619,565
		2,531,380
Consumer Discretionary Distribution & Retail — .5%
Arhaus, Inc. (a)	36,588	317,218
Consumer Durables & Apparel — 4.4%
Figs, Inc., Cl. A (a)	73,225	412,989
Levi Strauss & Co., Cl. A	26,691	493,516
Malibu Boats, Inc., Cl. A (a)	16,197	507,614
Meritage Homes Corp.	7,772	520,491
The Lovesac Company (a)	12,893	234,653
YETI Holdings, Inc. (a)	15,313	482,666
		2,651,929
Consumer Services — 4.5%
Genius Sports Ltd. (a)	113,961	1,185,194

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Consumer Services — 4.5% (continued)
Perdoceo Education Corp.	22,730	743,044
The Cheesecake Factory, Inc. (b)	12,064	755,930
		2,684,168
Energy — 7.5%
Antero Resources Corp. (a)	16,290	656,161
Cactus, Inc., Cl. A	6,938	303,329
California Resources Corp.	9,044	413,040
Centrus Energy Corp., Cl. A (a),(b)	2,962	542,579
Crescent Energy Co., Cl. A	81,806	703,532
Expand Energy Corp.	3,256	380,757
Liberty Energy, Inc.	26,163	300,351
Northern Oil & Gas, Inc.	14,024	397,580
PBF Energy, Inc., Cl. A	16,899	366,201
Viper Energy, Inc.	12,189	464,767
		4,528,297
Equity Real Estate Investment Trusts — 8.0%
CareTrust REIT, Inc. (c)	12,001	367,231
COPT Defense Properties (c)	15,664	432,013
Douglas Emmett, Inc. (c)	30,531	459,186
EPR Properties (c)	6,106	355,736
Healthpeak Properties, Inc. (c)	28,923	506,442
Highwoods Properties, Inc. (c)	20,063	623,759
NETSTREIT Corp. (b),(c)	18,085	306,179
PotlatchDeltic Corp. (c)	12,951	496,930
Ryman Hospitality Properties, Inc. (c)	4,705	464,242
STAG Industrial, Inc. (c)	14,165	513,906
Urban Edge Properties (c)	15,714	293,223
		4,818,847
Financial Services — 9.7%
Essent Group Ltd.	11,041	670,520
Euronet Worldwide, Inc. (a)	5,336	540,964
Federated Hermes, Inc.	8,257	365,950
HA Sustainable Infrastructure Capital, Inc. (b)	17,034	457,533
Marex Group PLC	10,668	421,066
PennyMac Financial Services, Inc.	5,286	526,697
SLM Corp.	28,532	935,564
StepStone Group, Inc., Cl. A	9,709	538,850
Voya Financial, Inc.	9,497	674,287
WisdomTree, Inc.	63,038	725,567
		5,856,998
Food, Beverage & Tobacco — 1.4%
J & J Snack Foods Corp.	3,233	366,654
Nomad Foods Ltd.	27,341	464,524
		831,178
Health Care Equipment & Services — 5.3%
Acadia Healthcare Co., Inc. (a)	13,276	301,232
Addus HomeCare Corp. (a)	2,633	303,295
Certara, Inc. (a)	30,545	357,377
Encompass Health Corp.	5,803	711,622
Envista Holdings Corp. (a)	22,757	444,672

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Health Care Equipment & Services — 5.3% (continued)
Evolent Health, Inc., Cl. A (a)	32,987	371,434
Globus Medical, Inc., Cl. A (a)	11,461	676,428
		3,166,060
Insurance — .5%
Oscar Health, Inc., Cl. A (a)	14,599	313,003
Materials — 4.1%
Alamos Gold, Inc., Cl. A	30,707	815,578
Alcoa Corp.	15,575	459,618
Knife River Corp. (a)	7,711	629,526
Methanex Corp.	8,862	293,332
MP Materials Corp. (a),(b)	8,422	280,200
		2,478,254
Media & Entertainment — 4.0%
John Wiley & Sons, Inc., Cl. A	16,709	745,723
Lionsgate Studios Corp. (a)	70,710	410,825
Magnite, Inc. (a),(b)	41,315	996,518
Starz Entertainment Corp. (a)	17,542	281,900
		2,434,966
Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
Mirum Pharmaceuticals, Inc. (a)	9,057	460,911
Soleno Therapeutics, Inc. (a)	7,336	614,610
		1,075,521
Real Estate Management & Development — 1.0%
Newmark Group, Inc., Cl. A	49,881	606,054
Semiconductors & Semiconductor Equipment — 2.4%
Cohu, Inc. (a)	17,863	343,684
Ichor Holdings Ltd. (a)	17,466	343,032
Synaptics, Inc. (a)	9,043	586,167
Ultra Clean Holdings, Inc. (a)	8,661	195,479
		1,468,362
Software & Services — 2.4%
Blackbaud, Inc. (a)	5,888	378,068
Dolby Laboratories, Inc., Cl. A	8,040	597,050
Pagaya Technologies Ltd., Cl. A (a),(b)	21,689	462,410
		1,437,528
Technology Hardware & Equipment — 4.3%
Advanced Energy Industries, Inc.	1,091	144,558
Belden, Inc.	5,271	610,382
Corsair Gaming, Inc. (a)	38,673	364,686
Knowles Corp. (a)	17,384	306,306
Lumentum Holdings, Inc. (a)	2,933	278,811
nLight, Inc. (a)	19,560	384,941
Viavi Solutions, Inc. (a)	51,921	522,844
		2,612,528
Transportation — 1.1%
Sun Country Airlines Holdings, Inc. (a)	54,844	644,417
Utilities — 4.5%
Chesapeake Utilities Corp.	4,868	585,231
ONE Gas, Inc.	9,837	706,887

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 99.4% (continued)
Utilities — 4.5% (continued)
Southwest Gas Holdings, Inc.	7,320	544,535
TXNM Energy, Inc.	15,252	858,992
		2,695,645
Total Common Stocks (cost $46,964,485)		59,913,459

	1-Day Yield (%)
Investment Companies — .4%
Registered Investment Companies — .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $222,492)	4.47	222,492	222,492
Investment of Cash Collateral for Securities Loaned — 2.9%
Registered Investment Companies — 2.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $1,734,659)	4.47	1,734,659	1,734,659
Total Investments (cost $48,921,636)		102.7%	61,870,610
Liabilities, Less Cash and Receivables		(2.7%)	(1,602,105)
Net Assets		100.0%	60,268,505

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At June 30, 2025, the value of the fund’s securities on loan was $3,763,174 and the value of the collateral was
$3,687,169, consisting of cash collateral of $1,734,659 and U.S. Government & Agency securities valued at $1,952,510.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to statement of investments.

Statement of Investments
BNY Mellon Small Cap Value Fund

June 30, 2025 (Unaudited)
The following is a summary of the inputs used as of June 30, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	59,913,459	—	—	59,913,459
Investment Companies	1,957,151	—	—	1,957,151
	61,870,610	—	—	61,870,610

†	See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
At June 30, 2025, accumulated net unrealized appreciation on investments was $12,948,974, consisting of $15,330,845 gross unrealized appreciation and $2,381,871 gross unrealized depreciation.
At June 30, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.